Financing Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2020
Financing Expenses Net
Schedule of Financing Expenses Net
	Year ended December 31
	2020	2019

Interest and amortization expenses	202,917	4,323
Currency exchange differences	34,037	28,266
Changes in fair value of convertible loans	27,208	-
Bank charges and other finance expenses, net	6,231	10,819
	270,393	43,408